Accrued expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued expenses

	2021	2020
Accrued hauler expenses	$49,607	$37,429
Accrued compensation	9,656	8,783
Accrued income taxes	3	61
Other accrued expenses	6,272	2,717
	$65,538	$48,990

Rubicon Technologies L L C [Member] | Rubicon [Member]
Accrued expenses

	March 31, 2022	December 31, 2021
Accrued hauler expenses	$51,786	$49,607
Accrued compensation	10,773	9,656
Accrued income taxes	-	3
Other accrued expenses	5,444	6,272
	$68,003	$65,538